CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	¥ 231,070	¥ 340,185	¥ 322,497
Cost of revenues	(118,734)	(158,169)	(137,848)
Gross profit	112,336	182,016	184,649
Operating expenses:
Sales and marketing expenses	(82,596)	(127,519)	(122,069)
General and administrative expenses	(93,100)	(107,034)	(52,072)
Research and development expenses	(14,404)	(41,681)	(55,045)
Total operating expenses	(190,100)	(276,234)	(229,186)
Loss from operations	(77,764)	(94,218)	(44,537)
Other income/(expenses):
Share of income/(loss) from equity method investments	(3,726)	(523)	51
Gain on disposal of subsidiaries	839	3,366	38,019
Long-term investment income/ (loss), net	(62,763)	(8,079)	15,964
Short-term investment income	623	1,312	1,999
Government grant	491	1,147	3,447
Others, net	1,577	7,706	8,055
Income/(loss) before income tax	(140,723)	(89,289)	22,998
Income tax (expenses)/credit	(64)	42	(361)
Net income/(loss)	(140,787)	(89,247)	22,637
Net (income)/loss attributable to non-controlling interests	4,160	(733)	(694)
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	(136,627)	(89,980)	21,943
Other comprehensive income
Foreign currency translation adjustments	369	570	3,127
Total other comprehensive income	369	570	3,127
Total comprehensive income/(loss)	(140,418)	(88,677)	25,764
Comprehensive (income)/loss attributable to non-controlling interests	4,160	(733)	(694)
Comprehensive income/(loss)attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ (136,258)	¥ (89,410)	¥ 25,070
Net income/(loss)per ordinary share (RMB)
-Basic	¥ (0.13)	¥ (0.086)	¥ 0.021
-Diluted	¥ (0.13)	¥ (0.086)	¥ 0.021
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	1,054,310,601	1,043,057,081	1,034,547,219
-Diluted (in shares)	1,054,310,601	1,043,057,081	1,034,547,219
ADS
Net income/(loss)per ordinary share (RMB)
-Basic	¥ (64.795)	¥ (43.132)	¥ 10.605
-Diluted	¥ (64.795)	¥ (43.132)	¥ 10.605
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	2,108,621	2,086,114	2,069,094
-Diluted (in shares)	2,108,621	2,086,114	2,069,094
Online advertising services
Revenues:
Total revenues	¥ 180,609	¥ 238,701	¥ 221,620
Enterprise value-added services
Revenues:
Total revenues	32,832	67,297	72,640
Subscription services
Revenues:
Total revenues	¥ 17,629	¥ 34,187	¥ 28,237